Quarterly Holdings Report
for
Fidelity Advisor® Consumer Discretionary Fund
October 31, 2025
AFCI-NPRT1-1225
1.809085.122
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 1.1%
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
MercadoLibre Inc (a)	2,445	5,690,151
CANADA - 2.1%
Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 0.9%
Restaurant Brands International Inc	74,375	4,884,977
Specialty Retail - 1.2%
Aritzia Inc Subordinate Voting Shares (a)	88,300	6,167,874
TOTAL CANADA		11,052,851
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,747	1,234,820
SWITZERLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
On Holding AG Class A (a)	23,284	865,000
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (a)	5,800	1,349,022
UNITED STATES - 95.7%
Consumer Discretionary - 94.0%
Automobile Components - 2.7%
American Axle & Manufacturing Holdings Inc (a)	283,500	1,757,699
Aptiv PLC	126,190	10,234,009
LCI Industries	19,840	2,053,242
		14,044,950
Automobiles - 19.4%
General Motors Co	131,610	9,092,935
Tesla Inc (a)	203,555	92,935,071
		102,028,006
Broadline Retail - 25.9%
Amazon.com Inc (a)	532,204	129,974,861
Etsy Inc (a)	42,750	2,650,500
Ollie's Bargain Outlet Holdings Inc (a)	24,353	2,942,086
		135,567,447
Hotels, Restaurants & Leisure - 14.6%
Aramark	52,009	1,970,101
Booking Holdings Inc	2,269	11,521,392
Carnival Corp (a)	178,590	5,148,750
Chipotle Mexican Grill Inc (a)	129,000	4,088,010
Churchill Downs Inc	27,324	2,710,541
Domino's Pizza Inc	18,964	7,556,395
Hilton Worldwide Holdings Inc	44,985	11,559,346
Marriott International Inc/MD Class A1	10,589	2,759,282
McDonald's Corp	50,711	15,133,684
Penn Entertainment Inc (a)	63,605	1,046,938
Red Rock Resorts Inc Class A	52,640	2,806,238
Royal Caribbean Cruises Ltd	10,630	3,049,003
Starbucks Corp	36,030	2,913,746
Wyndham Hotels & Resorts Inc	63,000	4,626,090
		76,889,516
Household Durables - 5.5%
Cavco Industries Inc (a)	6,670	3,533,766
PulteGroup Inc	55,360	6,636,003
Somnigroup International Inc	156,465	12,413,933
TopBuild Corp (a)	15,225	6,432,258
		29,015,960
Specialty Retail - 21.5%
Academy Sports & Outdoors Inc	112,580	5,391,456
Dick's Sporting Goods Inc	46,519	10,301,633
Floor & Decor Holdings Inc Class A (a)	96,988	6,059,810
Gap Inc/The	75,300	1,720,605
Group 1 Automotive Inc	7,750	3,080,935
Home Depot Inc/The	51,793	19,660,105
Lithia Motors Inc Class A	8,800	2,763,904
Lowe's Cos Inc	86,372	20,567,764
O'Reilly Automotive Inc (a)	18,950	1,789,638
Restoration Hardware Inc (a)	10,200	1,759,398
Ross Stores Inc	59,330	9,428,724
Sally Beauty Holdings Inc (a)(b)	161,960	2,447,216
TJX Cos Inc/The	110,829	15,531,576
Ulta Beauty Inc (a)	5,530	2,874,936
Wayfair Inc Class A (a)	21,485	2,223,912
Williams-Sonoma Inc	37,250	7,239,165
		112,840,777
Textiles, Apparel & Luxury Goods - 4.4%
Capri Holdings Ltd (a)	69,300	1,437,975
Deckers Outdoor Corp (a)	40,692	3,316,398
NIKE Inc Class B	126,072	8,142,991
PVH Corp	40,409	3,165,237
Tapestry Inc	63,854	7,012,446
		23,075,047
TOTAL CONSUMER DISCRETIONARY		493,461,703

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Dollar Tree Inc (a)	53,434	5,296,378
Performance Food Group Co (a)	9,462	915,354
		6,211,732
Materials - 0.5%
Construction Materials - 0.5%
James Hardie Industries PLC depository receipt (a)	133,901	2,821,964
TOTAL UNITED STATES		502,495,399
TOTAL COMMON STOCKS (Cost $228,873,453)		522,687,243

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $1,401,930)	4.18	1,401,649	1,401,930

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $230,275,383)	524,089,173
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,244,457
NET ASSETS - 100.0%	525,333,630

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $2,301,216.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,582,504	17,081,292	17,261,871	13,809	5	-	1,401,930	1,401,649	0.0%
Fidelity Securities Lending Cash Central Fund	3,873,200	19,514,413	23,387,613	2,069	-	-	-	-	0.0%
Total	5,455,704	36,595,705	40,649,484	15,878	5	-	1,401,930

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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